Annual Total Returns - Energy Service Portfolio [BarChart] - 02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 - Energy Service Portfolio - Energy Service Portfolio-Default	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(12.56%)
Annual Return 2012	2.57%
Annual Return 2013	27.48%
Annual Return 2014	(24.13%)
Annual Return 2015	(26.41%)
Annual Return 2016	36.57%
Annual Return 2017	(12.68%)
Annual Return 2018	(44.10%)
Annual Return 2019	0.31%
Annual Return 2020	(35.98%)